Information Provided In Connection With Outstanding Debt Of Subsidiaries (Condensed Consolidating Balance Sheet) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	$ 4,147.5		$ 4,215.4
Cash	100.9		83.5		18.1		5.2
Premiums receivable	309.0		301.8
Reinsurance recoverables	1,144.1		1,204.6
Goodwill and other intangible assets	246.8		249.1
Current income taxes receivable, net	11.2		4.5
Deferred acquisition costs, net	101.5		114.4
Ceded unearned premiums	179.4		164.0
Other assets	137.9		126.6
Due from affiliates	0		0
Intercompany note receivable	0		0
Investment in subsidiaries	0		0
Total assets	6,378.3		6,463.9
Reserves for losses and loss adjustment expenses	3,291.1		3,152.2
Unearned premiums	658.2		654.1
Funds held and ceded reinsurance payable, net	460.3		557.7
Long-term debt	377.0		376.5
Current income taxes payable, net	0
Deferred tax liabilities, net	18.5		2.4
Accrued underwriting expenses and other liabilities	110.2		111.4
Due to affiliates	0		0
Intercompany note payable (receivable)			0
Total liabilities	4,915.3		4,854.3
Total shareholders' equity	1,463.0		1,609.6		1,594.3		1,352.9
Total liabilities and shareholders' equity	6,378.3		6,463.9
Argo Group International Holdings, Ltd (Parent Guarantor) [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	(0.8)		0.2
Cash	0		0		0		0.4
Premiums receivable	0		0
Reinsurance recoverables	0		0
Goodwill and other intangible assets	0		0
Current income taxes receivable, net	0		0
Deferred acquisition costs, net	0		0
Ceded unearned premiums	0		0
Other assets	6.8		5.9
Due from affiliates	0		0
Intercompany note receivable	0		0
Investment in subsidiaries	1,530.6		1,740.4
Total assets	1,536.6		1,746.5
Reserves for losses and loss adjustment expenses	0		0
Unearned premiums	0		0
Funds held and ceded reinsurance payable, net	0		0
Long-term debt	64.4		64.4
Current income taxes payable, net	0
Deferred tax liabilities, net	0		0
Accrued underwriting expenses and other liabilities	8.9		10.6
Due to affiliates	0.3		3.0
Intercompany note payable (receivable)			58.9
Total liabilities	73.6		136.9
Total shareholders' equity	1,463.0		1,609.6
Total liabilities and shareholders' equity	1,536.6		1,746.5
Argo Group US, Inc. And Subsidiaries (Subsidiary Issuer) [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	2,778.5		2,818.2
Cash	85.1		61.6		9.6		4.5
Premiums receivable	151.2		165.2
Reinsurance recoverables	1,140.5		1,173.2
Goodwill and other intangible assets	137.2		138.1
Current income taxes receivable, net	0		1.4
Deferred acquisition costs, net	55.8		58.4
Ceded unearned premiums	77.2		69.3
Other assets	88.5		79.0
Due from affiliates	0		0
Intercompany note receivable	90.8		64.7
Investment in subsidiaries	0		0
Total assets	4,604.8		4,629.1
Reserves for losses and loss adjustment expenses	2,291.2		2,393.7
Unearned premiums	397.8		407.4
Funds held and ceded reinsurance payable, net	562.8		535.5
Long-term debt	247.9		247.9
Current income taxes payable, net	1.8
Deferred tax liabilities, net	13.4		(1.5)
Accrued underwriting expenses and other liabilities	81.7		70.0
Due to affiliates	0.6		1.8
Intercompany note payable (receivable)			0
Total liabilities	3,597.2		3,654.8
Total shareholders' equity	1,007.6		974.3
Total liabilities and shareholders' equity	4,604.8		4,629.1
Other Subsidiaries And Eliminations [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	1,369.8	[1]	1,397.0	[1]
Cash	15.8	[1]	21.9	[1]	8.5	[1]	0.3	[1]
Premiums receivable	157.8	[1]	136.6	[1]
Reinsurance recoverables	3.6	[1]	31.4	[1]
Goodwill and other intangible assets	109.6	[1]	111.0	[1]
Current income taxes receivable, net	11.2	[1]	3.1	[1]
Deferred acquisition costs, net	45.7	[1]	56.0	[1]
Ceded unearned premiums	102.2	[1]	94.7	[1]
Other assets	42.6	[1]	41.7	[1]
Due from affiliates	0.3	[1]	3.0	[1]
Intercompany note receivable	(90.8)	[1]	(5.8)	[1]
Investment in subsidiaries	0	[1]	0	[1]
Total assets	1,767.8	[1]	1,890.6	[1]
Reserves for losses and loss adjustment expenses	999.9	[1]	758.5	[1]
Unearned premiums	260.4	[1]	246.7	[1]
Funds held and ceded reinsurance payable, net	(102.5)	[1]	22.2	[1]
Long-term debt	64.7	[1]	64.2	[1]
Current income taxes payable, net	(1.8)	[1]
Deferred tax liabilities, net	5.1	[1]	3.9	[1]
Accrued underwriting expenses and other liabilities	19.6	[1]	30.8	[1]
Due to affiliates	(0.6)	[1]	(1.8)	[1]
Intercompany note payable (receivable)			0	[1]
Total liabilities	1,244.8	[1]	1,124.5	[1]
Total shareholders' equity	523.0	[1]	766.1	[1]
Total liabilities and shareholders' equity	1,767.8	[1]	1,890.6	[1]
Consolidating Adjustments [Member]
Schedule Of Condensed Consolidating Balance Sheets [Line Items]
Investments	0	[2]	0	[2]
Cash	0	[2]	0	[2]	0	[2]	0	[2]
Premiums receivable	0	[2]	0	[2]
Reinsurance recoverables	0	[2]	0	[2]
Goodwill and other intangible assets	0	[2]	0	[2]
Current income taxes receivable, net	0	[2]	0	[2]
Deferred acquisition costs, net	0	[2]	0	[2]
Ceded unearned premiums	0	[2]	0	[2]
Other assets	0	[2]	0	[2]
Due from affiliates	(0.3)	[2]	(3.0)	[2]
Intercompany note receivable	0	[2]	(58.9)	[2]
Investment in subsidiaries	(1,530.6)	[2]	(1,740.4)	[2]
Total assets	(1,530.9)	[2]	(1,802.3)	[2]
Reserves for losses and loss adjustment expenses	0	[2]	0	[2]
Unearned premiums	0	[2]	0	[2]
Funds held and ceded reinsurance payable, net	0	[2]	0	[2]
Long-term debt	0	[2]	0	[2]
Current income taxes payable, net	0	[2]
Deferred tax liabilities, net	0	[2]	0	[2]
Accrued underwriting expenses and other liabilities	0	[2]	0	[2]
Due to affiliates	(0.3)	[2]	(3.0)	[2]
Intercompany note payable (receivable)			(58.9)	[2]
Total liabilities	(0.3)	[2]	(61.9)	[2]
Total shareholders' equity	(1,530.6)	[2]	(1,740.4)	[2]
Total liabilities and shareholders' equity	$ (1,530.9)	[2]	$ (1,802.3)	[2]

[1]	Includes all other subsidiaries of Argo Group International Holdings, Ltd and all intercompany eliminations
[2]	Includes all Argo Group parent company eliminations